Securities, Scheduled Maturities of Available for Sale Securities (Details)	Dec. 31, 2015 USD ($)
Available-for-sale Securities, Debt Maturities, Amortized Cost [Abstract]
Due in one year or less	$ 563,321
Due after one year through five years	4,810,181
Due after five years through ten years	0
Due after ten years	8,279
Total	5,381,781
Available-for-sale Securities, Debt Maturities, Fair Value [Abstract]
Due in one year or less	529,124
Due after one year through five years	4,803,109
Due after five years through ten years	0
Due after ten years	8,510
Total	$ 5,340,743